AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.5%
Long-Term Municipal Bonds – 101.5%
Alabama – 1.3%
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	$18,565	$21,432,585
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	1,000	1,485,342
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	22,695	26,676,438

		49,594,365

Alaska – 0.0%
Northern Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	7,750	1,746,778

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	8,350,068

Arizona – 1.8%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	11,003	12,530,872
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	7,830	9,424,368
Series 2021-A 5.50%, 07/01/2031(a)	280	306,452
6.00%, 07/01/2051(a)	3,000	3,327,270
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	1,000	1,076,436
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	3,090,055
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	11,587,848

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040-07/01/2055(a)	$6,000	$6,627,059
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(a)	2,000	2,446,804
Series 2018-A 6.00%, 07/01/2052(a)	5,170	6,213,201
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,549,291
Quechan Indian Tribe of Fort Yuma Series 2012-A 9.75%, 05/01/2025	1,320	1,356,856
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	7,064,886
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012-A 6.25%, 12/01/2042-12/01/2046	3,000	3,022,485
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	1,363,502

		70,987,385

California – 8.3%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	2,400	2,408,756
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035	5,000	5,932,965
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043-02/01/2056(a)	9,100	10,202,851
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	15,000	16,796,743
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	9,700	10,028,440
4.00%, 08/01/2046(a)	1,585	1,754,419
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055	22,000	4,475,374

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	$1,925	$2,795,019
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	10,000	11,490,531
California Housing Finance Series 2019-2 4.00%, 03/20/2033	5,442	6,497,161
California Housing Finance Series 2021-1, Class A 3.50%, 11/20/2035	4,319	5,113,551
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	2,243,859
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	1,000	1,006,373
6.875%, 01/01/2042(a)	3,500	3,518,957
Series 2014 5.00%, 01/01/2035	1,050	1,055,888
5.25%, 01/01/2045	2,025	2,025,100
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043-12/31/2047	5,000	6,063,335
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,675	1,713,399
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014-A 7.00%, 06/01/2034	3,800	4,030,645
7.25%, 06/01/2043	6,565	6,962,257
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012-A 6.25%, 06/01/2043	3,055	3,131,025
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c) (d) (e)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	8,595	9,011,127

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	$515	$566,610
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036-11/15/2056(a)	4,000	4,677,537
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	2,045	2,225,568
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046-07/01/2051(a)	5,250	5,887,604
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,316,644
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044	2,850	3,133,918
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034(a)	1,000	1,102,664
6.75%, 08/01/2044(a)	6,180	6,841,998
California Statewide Communities Development Authority Series 2012-A 5.625%, 10/01/2032	1,000	1,058,526
6.00%, 10/01/2047	1,000	1,062,233
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011-A 7.25%, 08/01/2041	2,000	2,009,363
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	3,470	3,617,226
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041-12/01/2046(a)	10,185	11,429,475
Series 2018 5.25%, 12/01/2048(a)	6,080	7,141,657
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011-A 8.50%, 12/01/2041	3,825	3,902,521

	Principal Amount (000)	U.S. $ Value

City of San Buenaventura CA Series 2011 7.50%, 12/01/2041	$4,500	$4,580,669
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	5,000	5,094,627
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Dublin) Series 2021-B 4.00%, 02/01/2057(a)	1,750	1,881,154
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	8,141,318
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	3,000	3,052,560
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	2,038,949
4.00%, 12/01/2056(a)	10,600	11,548,327
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	5,025,167
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	10,810,164
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	56,635	58,518,272
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	11,275	13,417,015
San Diego Unified School District/CA Series 2010-C Zero Coupon, 07/01/2046	10,950	6,137,289
San Joaquin Hills Transportation Corridor Agency Series 2014-A 5.00%, 01/15/2044	5,600	6,291,598
Series 2014-B 5.25%, 01/15/2044	4,000	4,487,422
Southern California Logistics Airport Authority XLCA INS Series 2006 5.00%, 12/01/2036	3,600	3,708,000
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,000	755,067

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	$6,520	$1,295,404
5.00%, 06/01/2039	680	871,250

		321,961,471

Colorado – 1.4%
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039-12/01/2049	2,500	2,746,797
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,730	6,053,628
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/2043	1,250	1,321,929
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047	1,000	1,052,191
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051-05/01/2061	1,000	1,102,871
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	949,820
5.125%, 11/01/2049	765	817,472
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042(b)	1,750	1,940,331
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	858,418
5.00%, 08/01/2039-08/01/2044(f)	9,595	11,918,195
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(a)	1,750	1,895,939
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	1,405	1,515,353
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	10,000	10,208,857
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	1,026,626
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(a)	3,810	4,374,167

	Principal Amount (000)	U.S. $ Value

STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	$1,060	$1,163,363
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2047	2,000	2,112,246
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	230	245,489
AGM Series 2020 5.00%, 12/01/2027-12/01/2050	670	845,932

		52,149,624

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036-07/01/2038	2,350	2,759,312
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020-B 2.75%, 01/01/2026(a)	650	657,538
State of Connecticut Series 2013-E 5.00%, 08/15/2031(f)	7,850	8,537,573
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036(f)	3,500	4,231,164
Series 2017 S-3 4.00%, 05/01/2039(f)	9,015	10,810,661

		26,996,248

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 09/01/2042	575	585,227

District of Columbia – 0.9%
District of Columbia Series 2012 5.00%, 06/01/2042	2,660	2,818,268
District of Columbia (American Society of Hematology, Inc. (The)) Series 2012 5.00%, 07/01/2036	3,000	3,120,462
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041-06/01/2046	3,705	4,203,745
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042-07/01/2048	6,800	7,978,763

	Principal Amount (000)	U.S. $ Value

District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	$163,875	$15,920,152

		34,041,390

Florida – 6.4%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012-A 8.00%, 10/01/2042-10/01/2046	4,065	4,363,614
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,000	4,529,093
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,090	2,254,569
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,666,396
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,595,731
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2032	1,000	1,251,737
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,587,193
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	3,000	3,546,665
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045-06/01/2055(a)	2,000	2,166,221
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050	12,190	14,908,625
City of Lakeland FL (Florida Southern College) Series 2012-A 5.00%, 09/01/2037-09/01/2042	1,500	1,550,893
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	6,830	7,669,739

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039-09/01/2053	$4,250	$1,774,319
County of Broward FL Airport System Revenue 5.00%, 10/01/2030-10/01/2039(f)	9,680	12,297,484
Series 2019-A 5.00%, 10/01/2031(f)	1,500	1,930,512
5.00%, 10/01/2036	3,000	3,815,094
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	3,449,295
County of Miami-Dade Seaport Department Series 2021-B 4.00%, 10/01/2046-10/01/2050(b)	10,000	11,527,697
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035-10/01/2039	1,595	1,016,691
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039-04/01/2051(a)	2,470	2,834,251
Florida Atlantic University Finance Corp. Series 2019-A 5.00%, 07/01/2031-07/01/2036(f)	11,700	14,892,407
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	5,000	5,494,083
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035-06/15/2055(a)	4,435	5,128,611
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) Series 2019 5.00%, 03/01/2044-03/01/2049	4,170	4,941,638
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(f)	13,000	16,321,659
Series 2019-A 5.00%, 10/01/2032(f)	10,000	12,857,937
Hillsborough County Aviation Authority 5.00%, 10/01/2048(f)	10,000	12,442,971
Miami Beach Health Facilities Authority Series 2012 5.00%, 11/15/2029	4,365	4,618,203
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039-11/15/2044	14,850	16,449,726
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048	25,135	29,387,650

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	$1,180	$1,215,539
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	2,559,871
Sarasota County Health Facilities Authority (Village on the Isle) Series 2017-A 5.00%, 01/01/2047-01/01/2052	6,950	7,518,850
Tampa Florida Hospitals 4.00%, 07/01/2045(f)	15,415	17,873,315
Town of Davie FL Series 2013-A 6.00%, 04/01/2042	9,050	9,874,864
Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(a)	2,000	2,095,631

		249,408,774

Georgia – 0.5%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	2,650	3,143,665
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038-01/01/2059	9,945	12,086,326
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	5,000	5,439,236

		20,669,227

Guam – 0.3%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	2,790	3,413,191
Territory of Guam Series 2019 5.00%, 11/15/2031	955	1,116,248
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036(b)	5,000	5,849,352

		10,378,791

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,014,043

Illinois – 11.3%
Chicago Board of Education Series 2011-A 5.25%, 12/01/2041	5,000	5,055,020

	Principal Amount (000)	U.S. $ Value

Series 2015-C 5.25%, 12/01/2035-12/01/2039	$15,500	$17,361,750
Series 2016-A 7.00%, 12/01/2044	3,095	3,783,633
Series 2017-A 7.00%, 12/01/2046(a)	4,975	6,543,059
Series 2017-B 6.75%, 12/01/2030(a)	11,365	15,228,008
7.00%, 12/01/2042(a)	2,400	3,174,437
Series 2017-C 5.00%, 12/01/2034	5,055	6,143,220
Series 2017-G 5.00%, 12/01/2044	8,150	9,766,254
Series 2018-A 5.00%, 12/01/2028-12/01/2033	11,150	13,953,273
Series 2018-C 5.00%, 12/01/2026	4,900	5,931,717
Series 2019-B 5.00%, 12/01/2030-12/01/2033	1,775	2,260,102
Chicago O’Hare International Airport 5.00%, 01/01/2053(f)	10,000	12,164,842
Series 2017-D 5.25%, 01/01/2036	5,000	6,100,971
Series 2018-B 5.00%, 01/01/2053(f)	10,000	12,257,108
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050-12/01/2055(f)	14,760	16,869,064
City of Chicago IL Series 2012-A 5.00%, 01/01/2034	695	704,334
Series 2014-A 5.00%, 01/01/2023-01/01/2036	2,485	2,674,041
Series 2015-2 5.00%, 01/01/2025	400	456,939
Series 2015-A 5.50%, 01/01/2033	1,000	1,140,621
Series 2016-C 5.00%, 01/01/2038	590	681,085
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	6,287,575
Illinois Finance Authority 4.00%, 08/15/2036-08/15/2041(f)	16,250	19,542,264
Series 2015 5.25%, 05/15/2050	2,300	2,702,147
Illinois Finance Authority (Acero Charter Schools Inc Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	1,119,664
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047-02/15/2050	2,790	3,215,071

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035-09/01/2041	$2,155	$2,476,353
5.00%, 09/01/2036-09/01/2040	1,540	1,911,093
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 4.00%, 05/15/2050	1,000	1,156,193
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,613	11,649,424
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,250,659
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2044	4,500	5,186,763
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	49,175	25,286,033
Series 2012-B 4.25%, 06/15/2042	1,000	1,030,907
Series 2017-A 5.00%, 06/15/2057	12,475	14,796,975
Series 2017-B Zero Coupon, 12/15/2054	8,000	3,067,731
Series 2022 4.00%, 12/15/2047-06/15/2052(b)	12,560	14,294,776
State of Illinois Series 2010 7.35%, 07/01/2035	7,500	9,778,543
Series 2014 5.00%, 05/01/2029-05/01/2036	30,065	33,190,200
Series 2016 5.00%, 02/01/2025-11/01/2032	42,755	50,623,624
Series 2017-D 5.00%, 11/01/2024-11/01/2028	22,035	26,651,810
Series 2018-A 5.00%, 10/01/2028-05/01/2030	10,520	13,044,629
Series 2018-B 5.00%, 10/01/2024	5,000	5,683,458
Series 2019-B 4.00%, 11/01/2033	1,500	1,749,878
5.00%, 11/01/2030	5,565	7,059,425
Series 2020-B 5.00%, 10/01/2028-10/01/2031	4,085	5,190,953
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	8,942	9,278,332
Series 2016-B 7.00%, 03/01/2033	3,970	4,109,980

	Principal Amount (000)	U.S. $ Value

Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	$1,886	$1,971,801
5.00%, 03/01/2036	8,950	9,448,665
Series 2015-B 6.00%, 03/01/2036	2,688	2,881,363

		437,885,767

Indiana – 1.7%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	4,441,002
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 08/15/2045	2,010	2,017,311
Indiana Finance Authority (Marquette Manor) Series 2012 4.75%, 03/01/2032	5,535	5,660,097
Series 2015-A 5.00%, 03/01/2039	2,675	2,960,998
Indiana Finance Authority (Ohio River Bridges) Series 2013-A 5.00%, 07/01/2044-07/01/2048	22,595	24,348,733
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	6,375	6,985,501
Series 2020-A 3.00%, 11/01/2030	2,690	2,947,607
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	15,145	14,642,147

		64,003,396

Iowa – 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	6,060	6,651,582
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	5,617,308
Xenia Rural Water District Series 2016 5.00%, 12/01/2041	4,000	4,607,617

		16,876,507

	Principal Amount (000)	U.S. $ Value

Kansas – 0.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	$7,500	$9,151,481
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037-03/01/2049	6,560	6,800,978

		15,952,459

Kentucky – 1.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	745	852,331
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2046	1,430	1,712,618
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044-08/01/2049(f)	14,640	18,141,801
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	7,871,322
5.50%, 11/15/2045	2,350	2,383,100
Series 2016-A 5.00%, 05/15/2046-05/15/2051	8,000	8,214,434
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,741,831
5.25%, 06/01/2041	3,650	4,332,203
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,736,434
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	466,878

		51,452,952

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	8,378,002

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	$5,000	$6,026,052
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047	25	29,990
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e)	7,250	72
Series 2014-A 8.375%, 07/01/2039(d) (e)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(f)	10,000	11,424,093
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2048	2,350	2,791,288
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	1,760	2,364,814
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	5,013,548

		36,028,029

Maine – 0.8%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	8,261,570
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037-07/01/2045(f)	10,405	12,262,038
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(f)	8,100	8,884,384

		29,407,992

Maryland – 0.9%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,662,518
6.125%, 07/01/2039	750	830,545
6.25%, 07/01/2044	2,000	2,214,054

	Principal Amount (000)	U.S. $ Value

County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017-A 5.00%, 09/01/2037-09/01/2045(a)	$2,885	$3,231,661
Maryland Economic Development Corp. Series 2020 3.25%, 09/01/2030	500	561,299
4.00%, 09/01/2050	1,500	1,703,544
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025-01/01/2036(b)	4,065	4,818,535
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040-07/01/2045	5,275	5,957,599
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	10,000	14,822,119

		35,801,874

Massachusetts – 2.6%
Massachusetts Development Finance Agency Series 2012-A 5.25%, 07/01/2042	5,000	5,211,140
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	16,595	19,192,952
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034-10/01/2043	5,500	6,495,741
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2034-07/01/2047	5,080	5,007,394
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	1,000	1,110,510
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	1,000	1,093,732
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	8,075	11,827,074
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2036-07/01/2044	10,430	12,706,286

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(g)	$12,175	$11,823,395
Series 2017-A 7.75%, 12/01/2044(g)	5,125	5,063,917
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036-07/01/2038(f)	16,600	20,775,073

		100,307,214

Michigan – 1.2%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	7,000	6,763,223
Series 2018 5.00%, 04/01/2037	1,700	2,001,711
Detroit City School District Series 2012-A 5.00%, 05/01/2030(h)	1,000	1,031,996
5.00%, 05/01/2031	3,015	3,111,262
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047-11/01/2052	2,245	2,432,449
Michigan Finance Authority Series 2016 5.00%, 12/01/2045	45	54,300
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014 5.00%, 07/01/2044	5	5,165
Series 2014-C6 5.00%, 07/01/2033	2,750	3,099,641
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029-07/01/2030	2,400	2,708,769
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	23,000	3,114,131
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039-07/01/2044	14,780	15,828,498
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	105,700	5,337,935

		45,489,080

Minnesota – 0.5%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(f)	10,250	12,532,545

	Principal Amount (000)	U.S. $ Value

Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036-07/01/2041	$1,830	$2,012,749
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041-06/01/2056(a)	3,000	3,060,004

		17,605,298

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036-09/01/2046	8,685	10,258,993
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	465	537,257
5.00%, 01/01/2035	750	939,908

		11,736,158

Missouri – 0.7%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	1,900	2,226,883
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,336,758
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	1,950	2,018,847
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046-11/15/2051(g)	4,935	1,729,717
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036-08/15/2051	10,000	10,886,530
Series 2021-A 5.00%, 08/15/2056	2,710	2,842,080

		25,040,815

	Principal Amount (000)	U.S. $ Value

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 09/01/2037	$1,500	$1,574,211
Series 2017-A 5.00%, 09/01/2032-09/01/2042	24,380	34,554,319
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	4,015	4,387,435

		40,515,965

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	11,500	2,038,553
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	2,550	2,657,077
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,422,147
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,635	1,774,317

		9,892,094

New Hampshire – 1.1%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,240	1,328,615
Series 2020-B 3.75%, 07/01/2045(a)	2,475	2,662,346
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) National Finance Authority Series 2020-1 4.125%, 01/20/2034	12,565	15,160,070
New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042	4,585	4,658,451
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	8,920	14,330,519

	Principal Amount (000)	U.S. $ Value

New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2016 5.00%, 01/01/2046	$4,285	$5,120,187

		43,260,188

New Jersey – 7.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014 5.00%, 06/15/2040	2,845	3,163,063
Series 2014-P 5.00%, 06/15/2029	5,900	6,623,816
Series 2015-W 5.25%, 06/15/2040	4,725	5,486,427
Series 2017-B 5.00%, 11/01/2026	10,000	12,198,459
Series 2017-D 5.00%, 06/15/2042	5,000	5,982,690
Series 2018-A 5.00%, 06/15/2047	5,000	6,023,965
Series 2019 5.25%, 04/01/2028	2,720	3,458,167
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	10,845,999
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,750	12,494,042
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,723,601
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,349,571
Series 2014-B 5.625%, 11/15/2030	4,525	5,048,505
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 4.00%, 07/01/2050	1,195	1,371,674
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	22,140	26,430,831
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2020-A 4.00%, 06/15/2045	1,000	1,161,538
Series 2013-A 5.00%, 06/15/2036	5,000	5,383,577
Series 2015-A 5.00%, 06/15/2045	1,000	1,145,548
Series 2018-A 5.00%, 12/15/2033-12/15/2035	21,245	26,600,324

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 06/15/2038-06/15/2046	$5,095	$6,321,502
Series 2019-B 4.00%, 06/15/2036-06/15/2037	2,985	3,454,058
Series 2022-A 4.00%, 06/15/2041-06/15/2042(b)	12,500	14,345,003
5.00%, 06/15/2035(b)	13,625	17,422,991
South Jersey Transportation Authority Series 2014-A 5.00%, 11/01/2039	7,765	8,610,307
State of New Jersey Series 2020 4.00%, 06/01/2030-06/01/2032	16,000	19,936,268
5.00%, 06/01/2029	10,000	13,015,630
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	52,440	62,320,881

		290,918,437

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,439,156
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039-07/01/2049	4,380	4,946,981

		13,386,137

New York – 8.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	9,620	10,954,952
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	6,950	7,565,876
5.50%, 11/01/2044	2,875	3,155,682
City of New York NY Series 2020-A 5.00%, 08/01/2030-08/01/2031(f)	21,500	28,506,955
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(d)	5,000	4,973,691
Metropolitan Transportation Authority Series 2013-A 5.00%, 11/15/2023	2,130	2,297,818
Series 2015-A 5.00%, 11/15/2045	4,830	5,445,960
Series 2015-F 5.00%, 11/15/2024	1,575	1,801,166
Series 2016-A 4.00%, 11/15/2025	1,415	1,616,867
5.00%, 11/15/2032	1,295	1,522,523

	Principal Amount (000)	U.S. $ Value

Series 2016-B 5.00%, 11/15/2025-11/15/2037	$13,900	$16,463,028
Series 2016-D 5.00%, 11/15/2027	4,630	5,619,501
Series 2017-B 5.00%, 11/15/2023	1,095	1,206,387
Series 2017-C 5.00%, 11/15/2026-11/15/2028	7,530	9,217,167
Series 2018-B 5.00%, 11/15/2025-11/15/2026	3,530	4,241,557
Series 2019-A 5.00%, 11/15/2048	2,000	2,280,557
Series 2020-C 4.75%, 11/15/2045	2,000	2,417,721
Series 2020-D 4.00%, 11/15/2048	10,000	11,475,764
5.00%, 11/15/2043	4,000	5,000,560
Series 2020-E 4.00%, 11/15/2026-11/15/2045	4,000	4,632,343
5.00%, 11/15/2027	1,750	2,176,056
Series 2021-A 4.00%, 11/15/2047	5,000	5,761,890
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	3,150	3,557,470
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014-A 5.875%, 01/01/2023	598	478,080
6.50%, 01/01/2032	1,399	1,119,000
6.70%, 01/01/2049	5,990	4,792,040
Series 2014-B 5.50%, 07/01/2020	51	41,130
Series 2014-C 2.00%, 01/01/2049(c) (e)	1,933	19
New York City Housing Development Corp. Series 2020-A 2.55%, 08/01/2040	1,355	1,381,190
New York City NY Transitional 5.00%, 02/01/2032(f)	8,640	9,215,952
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	9,240,994
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	1,900	1,945,460
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017-A 5.00%, 10/01/2047	10,990	17,078,680
Series 2020-A 5.00%, 10/01/2050	10,000	15,896,780

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2029-01/01/2033	$7,500	$9,177,779
Series 2020 4.375%, 10/01/2045	21,100	25,012,550
5.00%, 10/01/2035-10/01/2040	5,015	6,328,210
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	19,152,635
5.25%, 01/01/2050	8,000	8,993,730
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,970	6,037,380
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 4.00%, 05/15/2056	12,000	14,152,712
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,336,564
5.25%, 09/15/2042-09/15/2053	11,510	11,657,480
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting Corp. Sales Tax) Series 2021 4.125%, 12/01/2041(a)	1,650	1,662,447

		309,592,303

North Carolina – 0.3%
County of New Hanover NC Series 2017 5.00%, 10/01/2047	1,000	1,250,127
Fayetteville State University Series 2023 5.00%, 04/01/2033-04/01/2043(a) (b)	5,430	6,637,465
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,743,698
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041-09/01/2046	2,250	2,435,301

		12,066,591

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	1,550	1,593,860
7.00%, 12/15/2043(a)	1,610	1,650,466

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	$5,000	$5,752,905

		8,997,231

Ohio – 5.6%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	6,011,676
5.00%, 06/01/2055	101,260	117,750,525
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2047	3,000	3,438,103
Series 2021 4.00%, 08/01/2041	7,000	8,191,109
5.00%, 08/01/2030-08/01/2034	4,410	5,797,609
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	25,160	29,665,861
5.25%, 02/15/2047	7,575	9,044,758
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	11,835	11,924,909
Series 2019 5.00%, 07/01/2049	2,900	2,935,649
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	625,758
5.125%, 12/01/2049	690	759,486
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	5,215	2,651,565
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009-D 4.25%, 08/01/2029	12,525	12,544,756
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	2,730	2,788,359
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,785,160
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,610	1,644,417

		217,559,700

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.8%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	$500	$516,550
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038-09/01/2039	3,545	3,884,484
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044-08/01/2049	9,045	10,832,735
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2057	11,290	13,941,584

		29,175,353

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	1,112,563
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,982,426
5.50%, 10/01/2049	5,650	6,131,925
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	500	501,531

		10,728,445

Pennsylvania – 3.2%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	3,070	3,560,785
Series 2018 5.00%, 05/01/2042(a)	2,325	2,767,666
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	5,000	5,698,943
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046-06/01/2051	11,665	12,651,837
Cumberland County Municipal Authority 5.25%, 01/01/2041	2,100	2,118,990
Series 2012 5.25%, 01/01/2041	470	477,838
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2012 5.25%, 01/01/2032	1,150	1,169,178

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 01/01/2045	$1,185	$1,308,900
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	4,475	4,813,545
4.00%, 11/01/2036	865	1,036,604
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(f)	2,000	2,589,014
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(f)	8,000	10,039,606
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,180,196
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040-03/01/2045	1,500	1,721,021
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	19,519,530
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012-A 5.25%, 03/01/2042	2,135	2,176,899
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,708,621
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2041	3,620	3,788,205
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-12/31/2038	11,930	14,031,466
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,431,945
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,399,792
6.50%, 06/01/2045	2,390	2,569,133
6.625%, 06/01/2050	3,870	4,168,305

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050-08/01/2054	$3,825	$4,604,350
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051-01/01/2057(a)	12,395	10,239,581
Series 2016-B 6.08%, 01/01/2026(a)	740	729,630
Series 2016-C Zero Coupon, 01/01/2036(a)	3,010	1,178,755
Series 2016-D Zero Coupon, 01/01/2057(g)	59,415	3,564,900

		123,245,235

Puerto Rico – 9.8%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	3,830	611,579
Series 2008-A Zero Coupon, 05/15/2057	65,000	4,292,788
Series 2008-B Zero Coupon, 05/15/2057	445,000	24,218,235
Commonwealth of Puerto Rico Series 2006-A 5.25%, 07/01/2023(c) (e)	1,440	1,355,400
Series 2011-A 5.75%, 07/01/2024(c) (e)	3,440	3,186,300
Series 2012-A 5.50%, 07/01/2039(c) (e)	5,760	5,169,600
Series 2014-A 8.00%, 07/01/2035(c) (e)	8,055	6,836,681
Commonwealth of Puerto Rico AGC Series 2001-A 5.50%, 07/01/2029	500	584,609
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	5,138	4,816,560
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2022-A 4.00%, 07/01/2047(a) (b)	3,230	3,522,933
5.00%, 07/01/2033-07/01/2037(a) (b)	20,000	24,452,876
Puerto Rico Commonwealth Aqueduct & Sewer Authority 4.00%, 07/01/2042-07/01/2047	5,740	6,421,822
5.00%, 07/01/2022-07/01/2037	17,640	20,949,028
Series 2008-A 6.125%, 07/01/2024	2,535	2,779,695
Series 2020-A 4.00%, 07/01/2023(a)	3,000	3,181,148
5.00%, 07/01/2025-07/01/2047(a)	25,000	30,478,321
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032-07/01/2037(c) (e)	17,470	17,076,924

	Principal Amount (000)	U.S. $ Value

Series 2008-W 5.00%, 07/01/2028(c) (e)	$7,285	$7,121,087
5.375%, 07/01/2024(c) (e)	3,700	3,635,250
Series 2010-A 5.25%, 07/01/2029-07/01/2030(c) (e)	2,760	2,708,251
Series 2010-C 5.00%, 07/01/2021(c) (i)	1,530	1,495,575
5.25%, 07/01/2027-07/01/2028(c) (e)	7,255	7,118,969
Series 2010-D 5.00%, 07/01/2020-07/01/2021(c) (i)	2,580	2,518,950
5.00%, 07/01/2022(c) (e)	610	596,275
Series 2010-X 5.25%, 07/01/2027-07/01/2040(c) (e)	13,760	13,502,000
5.75%, 07/01/2036(c) (e)	1,000	987,500
Series 2010-Z 5.25%, 07/01/2022-07/01/2049(c) (e)	5,290	5,173,663
Series 2012-A 5.00%, 07/01/2029-07/01/2042(c) (e)	3,545	3,465,238
AGM Series 2007-V 5.25%, 07/01/2031	14,090	16,523,154
NATL Series 2007-V 5.25%, 07/01/2029	215	233,156
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	4,260	4,882,857
AGC Series 2007-C 5.50%, 07/01/2031	655	765,892
AGC Series 2007-N 5.25%, 07/01/2036	3,560	4,007,499
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	16,195	16,721,337
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	1,665	1,689,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	55,699	19,708,617
Series 2019-A 4.329%, 07/01/2040	21,770	24,693,354
4.55%, 07/01/2040	2,637	3,027,860
5.00%, 07/01/2058	67,981	78,542,460

		379,053,418

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031-05/15/2034	6,285	7,229,290

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.0%
South Carolina Jobs-Economic Development Authority (Greenville Renewable Energy Education Charter School Obligated Group) Series 2021 4.00%, 06/01/2056(a)	$1,430	$1,517,587
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	2,115	2,219,234
6.50%, 06/01/2051(a)	1,520	1,593,587
South Carolina Public Service Authority Series 2013-A 5.125%, 12/01/2043	1,480	1,629,759
Series 2013-B 5.125%, 12/01/2043	1,120	1,233,331
Series 2014-A 5.00%, 12/01/2049	14,225	15,827,951
Series 2014-C 5.00%, 12/01/2046	5,445	6,168,034
Series 2015-A 5.00%, 12/01/2050	8,775	10,054,841

		40,244,324

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041-08/01/2051	4,455	4,999,153

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	18,799,877
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	942,966
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	2,455	2,551,746
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	1,113,217
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(a)	100	40,000

	Principal Amount (000)	U.S. $ Value

Series 2018-A 6.25%, 04/01/2049(a)	$4,465	$2,270,227
Shelby County Health Educational & Housing Facilities Board Series 2012 5.00%, 12/01/2032	2,200	2,317,590
5.25%, 12/01/2042	5,700	6,056,884
5.375%, 12/01/2047	1,700	1,809,084
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	945,287
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044-12/01/2049	4,325	4,717,233

		41,564,111

Texas – 6.1%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,504,837
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	671,288
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a) (b)	1,550	1,701,238
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,620,920
5.25%, 12/01/2035	1,200	1,329,124
Central Texas Regional Mobility Authority Series 2015-A 5.00%, 01/01/2035-01/01/2045	26,515	30,494,505
Series 2016 5.00%, 01/01/2040	5,995	6,982,471
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	5,183,079
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	14,081,401
Series 2015-B 5.00%, 07/15/2030-07/15/2035	4,655	5,191,963
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,552,706

	Principal Amount (000)	U.S. $ Value

Series 2013 6.00%, 08/15/2043	$1,000	$1,090,826
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,058,258
Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	6,300	6,990,780
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,732,930
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033-10/15/2044	16,315	19,082,967
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	2,038,802
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	15,795,259
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053	4,145	3,042,173
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037-01/01/2042	9,770	10,587,618
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,865,985
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	2,319,875
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,118,512
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	17,112,188
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.75%, 01/01/2036(a)	1,750	1,755,480
2.875%, 01/01/2041(a)	2,000	2,004,890

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	$1,460	$1,510,988
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,308,103
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014-A 7.75%, 11/15/2044	2,000	2,220,009
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 01/01/2041	4,360	4,398,084
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(c) (d) (e)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(c) (e)	4,000	2,280,000
Series 2014 5.625%, 11/15/2041(c) (e)	3,250	1,852,500
Series 2015 5.50%, 11/15/2045(c) (e)	1,880	1,071,600
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	2,585	2,317,324
Series 2015-B 5.00%, 11/15/2036	1,125	1,009,497
Series 2017 5.25%, 11/15/2047	845	757,465
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	16,668	17,848,787
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044-10/01/2049	3,960	4,359,771
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	23,230	28,180,766

	Principal Amount (000)	U.S. $ Value

Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	$1,985	$2,255,240

		237,710,209

Utah – 0.8%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 3.00%, 05/15/2050	3,550	3,784,676
4.00%, 05/15/2043	2,750	3,258,265
5.00%, 05/15/2043-05/15/2050	13,000	16,541,453
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052(b)	3,000	3,095,414
Utah Charter School Finance Authority Series 2012 6.30%, 07/15/2032	850	894,324
6.55%, 07/15/2042	1,890	1,991,799

		29,565,931

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	3,100	3,171,156

Virginia – 1.9%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,750	2,084,263
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	470	472,948
Fairfax County Economic Development Authority Series 2013-A 5.00%, 12/01/2047	2,605	2,881,482
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013-A 5.00%, 12/01/2042	3,915	4,330,518
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017-A 5.00%, 01/01/2042-01/01/2048	1,940	2,068,131
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,290	1,358,471
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	31,139,805
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	4,315,874
Series 2015-A 5.00%, 07/01/2035-07/01/2045(a)	4,310	4,665,866

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	$6,240	$6,484,247
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	11,275	13,564,015

		73,365,620

Washington – 3.2%
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,915,500
Port of Seattle WA 5.00%, 04/01/2044(f)	10,000	12,174,539
Washington Health Care Facilities Authority 5.00%, 09/01/2055(f)	10,000	12,675,202
Series 2019-A 5.00%, 08/01/2049(f)	1,500	1,849,877
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039-08/01/2044(f)	5,485	6,817,081
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	3,499,090
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	487,194
4.00%, 12/01/2040-12/01/2048(a)	3,040	3,572,551
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036-08/15/2037	9,800	11,547,462
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/2046	3,250	3,320,425
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	12,608,218
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047(a)	18,350	19,621,919
Series 2021-1, Class A 3.50%, 12/20/2035	9,965	11,700,020
Series 2021-1, Class X 0.725%, 12/20/2035(j)	7,972	495,805

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036-01/01/2046(a)	$6,625	$7,280,378
Series 2019-A 5.00%, 01/01/2044-01/01/2049(a)	715	812,501
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,498,983
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	4,185	4,698,639

		124,575,384

West Virginia – 0.4%
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(a)	2,250	2,537,467
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	2,118,265
West Virginia Hospital Finance Authority Series 2013-A 5.50%, 06/01/2044	7,050	7,701,361
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038-09/01/2039	3,870	4,771,175

		17,128,268

Wisconsin – 3.1%
Public Finance Authority 4.00%, 06/01/2045(f)	10,000	11,659,448
UMA Education, Inc. Series 2019 5.00%, 10/01/2034-10/01/2039(a)	14,340	17,488,243
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	16,196,835
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2034-02/15/2035	2,100	2,507,110
5.00%, 02/15/2028-02/15/2033	3,250	4,176,072

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046-11/01/2054	$2,080	$2,241,308
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	3,850	3,901,236
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	1,500	1,755,379
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	827,485
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	9,740,173
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	27,000	28,447,875
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	5,090	5,736,924
Series 2016-D 4.05%, 11/01/2030	1,780	1,986,247
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,149,019
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 5.75%, 11/15/2044(a)	1,100	1,199,047
6.00%, 11/15/2049(a)	1,500	1,644,060
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,988,028
Series 2020 5.00%, 04/01/2050(a)	800	952,217
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2020 7.75%, 06/01/2025(a)	1,000	1,013,007
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,865,920
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054(b)	2,000	2,046,552

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	$1,500	$1,725,598

		120,247,783

Total Municipal Obligations (cost $3,654,685,638)		3,926,663,258

CORPORATES - NON-INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	7,798,565

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051	9,500	9,664,221

Transportation - Airlines – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)	3,585	3,856,922
5.50%, 04/20/2026(a)	4,040	4,249,716
United Airlines, Inc. 4.375%, 04/15/2026(a)	2,761	2,864,400
4.625%, 04/15/2029(a)	2,000	2,075,200

		13,046,238

Total Corporates - Non-Investment Grade (cost $29,426,228)		30,509,024

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Services – 0.2%
Novant Health, Inc. 3.168%, 11/01/2051 (cost $8,000,000)	8,000	8,635,680

	Shares

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(k) (l) (m) (cost $176,628,998)	176,628,998	176,628,998

Total Investments – 107.1% (cost $3,868,740,864)(n)		4,142,436,960
Other assets less liabilities – (7.1)%		(273,172,883)

Net Assets – 100.0%		$3,869,264,077

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$1,040,343	$—	$1,040,343
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	507,001	—	507,001
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	488,825	—	488,825
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	12,821,212	—	12,821,212
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	15,595,203	—	15,595,203
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	3,505,409	—	3,505,409
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	3,459,340	—	3,459,340
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	301,895	—	301,895
USD	13,250	04/15/2032	CPI#	2.722%	Maturity	32,299	—	32,299
USD	10,110	02/15/2041	CPI#	2.553%	Maturity	35,266	—	35,266
USD	8,563	02/15/2041	CPI#	2.500%	Maturity	(81,432)	—	(81,432)
USD	8,427	02/15/2041	CPI#	2.505%	Maturity	(69,851)	—	(69,851)
USD	19,580	02/15/2046	CPI#	2.391%	Maturity	(699,247)	—	(699,247)

						$36,936,263	$—	$36,936,263

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.76%	USD	100,000	$(10,808,212)	$(9,334,918)	$(1,473,294)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,275	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$431,290	$—	$431,290
USD	36,565	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	1,038,184	—	1,038,184
USD	100,000	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	(561,912)	—	(561,912)
USD	100,000	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,146,116)	—	(1,146,116)
USD	75,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(752,557)	—	(752,557)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	65,000	02/15/2028	1.412%	3 Month LIBOR	Semi-Annual/ Quarterly	$(1,500,081)	$—	$(1,500,081)
USD	79,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	377,972	—	377,972
USD	50,130	10/03/2033	0.695%	3 Month LIBOR	Semi-Annual/ Quarterly	4,168,508	—	4,168,508
USD	35,000	10/03/2033	1.078%	3 Month LIBOR	Semi-Annual/ Quarterly	1,324,679	—	1,324,679
USD	30,000	10/03/2033	0.783%	3 Month LIBOR	Semi-Annual/ Quarterly	2,182,528	—	2,182,528
USD	117,790	10/09/2038	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	32,924,746	—	32,924,746
USD	45,000	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	4,188,146	—	4,188,146
USD	18,640	10/01/2048	1.123%	3 Month LIBOR	Semi-Annual/ Quarterly	2,286,993	—	2,286,993
USD	8,150	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(574,799)	—	(574,799)

						$44,387,581	$—	$44,387,581

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	375	$(102,419)	$(35,975)	$(66,444)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	510	(139,290)	(61,867)	(77,423)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	729	(199,101)	(88,090)	(111,011)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,483	(678,149)	(307,311)	(370,838)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	165	(45,065)	(19,805)	(25,260)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	206	$(56,262)	$(19,945)	$(36,317)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,558	(698,632)	(247,964)	(450,668)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,850	(1,051,499)	(363,621)	(687,878)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,054	(1,380,332)	(602,602)	(777,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10,000	(2,731,167)	(932,145)	(1,799,022)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	958	(261,646)	(118,072)	(143,574)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,500	(682,791)	(223,402)	(459,389)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,100	(846,661)	(361,455)	(485,206)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,336	(911,117)	(305,820)	(605,297)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8,351	(2,280,797)	(1,162,814)	(1,117,983)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15,000	(4,096,750)	(1,347,860)	(2,748,890)

						$(16,161,678)	$(6,198,748)	$(9,962,930)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.120%	SIFMA*	Quarterly	$(441,919)	$—	$(441,919)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	(451,404)	—	(451,404)

							$(893,323)	$—	$(893,323)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $623,691,531 or 16.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034	07/10/2015	5,000,000	4,973,691	0.13%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	12/22/2013	5,203,615	72	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	05/08/2013	5,720,000	1,430,000	0.04%

(e)	Defaulted.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.58% of net assets as of August 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2051	09/12/2017	$3,605,866	$1,729,717	0.04%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	11,527,827	11,823,395	0.31%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017-A 7.75%, 12/01/2044	12/07/2017	5,125,000	5,063,917	0.13%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	6,201,252	3,564,900	0.09%

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Defaulted matured security.
(j)	IO - Interest Only.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $409,376,219 and gross unrealized depreciation of investments was $(66,685,826), resulting in net unrealized appreciation of $342,690,393.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SD – School District

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$3,926,663,258	$—	$3,926,663,258
Corporates - Non-Investment Grade	—	30,509,024	—	30,509,024
Corporates - Investment Grade	—	8,635,680	—	8,635,680
Short-Term Investments	176,628,998	—	—	176,628,998
Liabilities:
Floating Rate Notes(a)	(220,760,000)	—	—	(220,760,000)

Total Investments in Securities	(44,131,002)	3,965,807,962	—	3,921,676,960
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	37,786,793	—	37,786,793
Centrally Cleared Interest Rate Swaps	—	48,923,046	—	48,923,046
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(850,530)	—	(850,530)
Centrally Cleared Credit Default Swaps	—	(10,808,212)	—	(10,808,212)
Centrally Cleared Interest Rate Swaps	—	(4,535,465)	—	(4,535,465)
Credit Default Swaps	—	(16,161,678)	—	(16,161,678)
Interest Rate Swaps	—	(893,323)	—	(893,323)

Total	$(44,131,002)	$4,019,268,593	$—	$3,975,137,591

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$171,023	$158,401	$152,795	$176,629	$5